Summary of significant accounting policies	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Summary of significant accounting policies

2.	Summary of significant accounting policies

(a)	Basis of preparation

The unaudited interim condensed consolidated financial statement for six-month ended June 30, 2026 of the Group have been drawn up in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’. They do not include all of the information required in annual financial statements in accordance with IFRS and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2025.

These unaudited interim condensed consolidated financial statements have been prepared on a historical cost convention except for share-based payments which are measured at fair value.

The preparation of unaudited interim condensed consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)

2.	Summary of significant accounting policies (continued)

(b)	Application of amendments to IFRSs

Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments

Amendments to IFRS Accounting Standards Annual Improvements to IFRS Accounting Standards – Volume 11

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2025, except for the adoption of the above revised IFRSs for the first time for the current period’s financial statements.

The adoption of the new and amendments IFRSs has had no significant effect on these unaudited interim condensed consolidated financial statements for the six months ended June 30, 2026 and there have been no significant changes to the accounting policies applied in these unaudited interim condensed consolidated financial statements for the six months ended June 30, 2026.

The Group has not applied new and amendments standards, amendments or interpretations that have been issued but are not yet effective. The Group is currently assessing the impact of the adoption of such new and revised standards, amendments or interpretations to the Group but is yet to be in a position to state whether they would have any material financial impact on the Group’s results of operations and financial position.